Disposal of a wholly-owned subsidiary (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 08, 2018	Aug. 20, 2019	Mar. 31, 2019
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Subscription receivable from Beijing YBF	$ 1,461,134
Due to a director	(3,127)
Net assets	1,458,007
Gain on disposal	3,127		$ 3,127
Consideration received	$ 1,461,134
Zhong Yuan Neuroscience
Subscription receivable from Beijing YBF		$ 1,461,134
Due to a director		(3,127)
Net assets		1,458,007
Gain on disposal		3,127
Consideration received		$ 1,461,134